Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 18.	Income Taxes

The Company is incorporated in the Cayman Islands, a tax-free country; accordingly, pretax income generated by the group parent company is not subject to local income tax. Substantially all of the Company’s taxable income is derived from the operations in the ROC and, therefore, substantially all of the Company’s income tax expense (benefit) attributable to income from continuing operations is incurred in the ROC. Other foreign subsidiary companies calculate income tax in accordance with local tax law and regulations.

The statutory tax rate applicable to the subsidiaries located in the ROC is 17%. An additional 10% corporate income tax is assessed on undistributed earnings for the entities in the ROC, but only to the extent such income is not distributed or set aside as legal reserve before the end of the following year. The 10% surtax is recorded in the period the income is earned, and the reduction in the surtax liability is recognized in the period the distribution to shareholders or the setting aside of legal reserve is finalized in the following year.

In accordance with the ROC Statute for Upgrading Industries, Himax Taiwan’s capital increase in June 2009 as well as Himax Semiconductor’s capital increase in October 2009 related to the manufacturing of a newly designed TFT-LCD driver were approved by the government authorities for income tax exemptions as a result of investing in a newly emerging, important and strategic industry. Himax Taiwan’s capital increase in November 2009 related to the electronic parts and components manufacturing was also approved by the government authorities for income tax exemptions. The incremental income derived from selling the above new product is tax-exempt for a period of five years.

The Company is entitled to the following income tax exemptions:

Date of investment	Tax exemption period

Himax Taiwan:
June 5, 2009	January 1, 2014-December 31, 2018
November 12, 2009	January 1, 2014-December 31, 2018
Himax Semiconductor:
October 9, 2009	January 1, 2014-December 31, 2018

The income tax exemption resulted in an income tax benefit of $1,759 thousand, $3,922 thousand and $548 thousand and the increase to basic and diluted earnings per ordinary share effect resulting from the income tax exemption is $0.01, $0.01 and $0.002 for the years ended December 31, 2015, 2016 and 2017, respectively.

Income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31,
	2015	2016	2017

	(in thousands)

Taiwan operations	$28,349	63,347	10,333
Cayman operations	4,363	(4,569)	(2,843)
Samoa operations	-	-	22,938
US operations	(719)	(842)	(947)
China operations	825	1,336	659
Korea operations	33	124	179
Japan operations	16	22	19
	$32,867	59,418	30,338

The components of income tax expense (benefit) attributable to continuing operations for the years ended December 31, 2015, 2016 and 2017 consist of the following:

	Year Ended December 31,
	2015	2016	2017

	(in thousands)
Current:
Taiwan operations – based on statutory tax rate of 17%	$1,467	6,451	2,416
Taiwan operations – 10% of surtax	5,405	5,733	1,020
Samoa operation	-	-	2,304
US operations	24	107	37
China operations	338	308	280
Korea operations	17	43	57
Japan operations	6	7	7
Total current tax expense	7,257	12,649	6,121

Deferred:
Taiwan operations – based on statutory tax rate of 17%	4,527	(2,033)	(1,592)
Taiwan operations – 10% of surtax	(287)	(1)	119
US operations	(18)	10	(22)
China operations	(68)	61	(90)
Korea operations	(6)	(15)	(16)
Total deferred tax expense (benefit)	4,148	(1,978)	(1,601)
Income tax expense	$11,405	10,671	4,520

The significant components of deferred tax expense (benefit) attributable to income from continuing operations for the years ended December 31, 2015, 2016 and 2017 are as follows:

	Year Ended December 31,
	2015	2016	2017

	(in thousands)
Deferred income tax expense (benefit), exclusive of the effects of other components listed below	$(546)	(405)	116
Tax expenses (benefits) of unrealized foreign exchange gain	512	(1,569)	(1,110)
Tax expenses (benefits) of allowance for doubtful accounts	2,304	(4)	11
Tax expenses (benefits) of used (unused) tax credits	3,337	-	(618)
Tax benefits of advanced share-based compensation deductions	(1,459)	-	-
	$4,148	(1,978)	(1,601)

The applicable combined tax rate for Taiwan was 23.85%, consisting of an aggregate calculation of the 17% statutory income tax, the 10% undistributed earning tax, and how the taxes interact with each other.

According to the amendments to the “Income Tax Act” enacted by the office of the President of the Republic of China (Taiwan) on February 7, 2018, an increase in the statutory income tax rate from 17% to 20% and decrease in the undistributed earning tax from 10% to 5% are effective from January 1, 2018. This increase does not affect the amounts of the current or deferred taxes recognized for the year ended December 31, 2017. However, it will affect the Company’s current tax expense in the future, and deferred taxes will be remeasured in 2018, the period of enactment. If the new tax rates were to be applied in measuring deferred taxes for temporary differences and operating loss carryforwards recognized on December 31, 2017, the deferred tax assets and deferred tax liabilities would increase by $1,195 thousand and $2 thousand, respectively. And the applicable combined tax rate for Taiwan will become 23.44%, consisting of an aggregate calculation of the 20% statutory income tax, and the 5% undistributed earning tax.

The differences between expected income tax expense, computed based on the ROC statutory income tax rate of 17% of earnings before income taxes and the actual income tax expense as reported in the consolidated statements of income for the years ended December 31, 2015, 2016 and 2017 are summarized as follows:

	Year Ended December 31,
	2015	2016	2017
	(in thousands)

Expected income tax expense	$5,587	10,101	5,158
Tax on undistributed earnings	3,011	3,111	(1,181)
Tax-exempt income	(1,759)	(3,922)	(548)
Tax benefit resulting from setting aside legal reserve from prior year’s income	(839)	(541)	(686)
Realized tax losses on investments in subsidiaries due to capital reduction to offset the accumulated deficit	(2,157)	-	-
Increase in tax credits	(4,242)	(4,970)	(3,919)
Increase in deferred tax asset valuation allowance	6,640	6,802	5,822
Capital gain Tax	-	-	2,304
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	915	(294)	(298)
Tax effect resulting from foreign currency matters(*)	3,583	(1,598)	-
Foreign tax rate differential	(454)	1,339	(2,565)
Variance from audits, amendments and examinations of prior years’ income tax filings	793	69	462
Others	327	574	(29)
Actual income tax expense	$11,405	10,671	4,520

(*) The subsidiaries located in the R.O.C. changed their functional currency of the tax basis of assets and liabilities from NT dollar to U.S. dollar. Accordingly these subsidiaries are now having a U.S. dollar dominated tax basis and U.S. GAAP functional currency.

The amount of income tax expense (benefit) for the years ended December 31, 2015, 2016 and 2017 was allocated as follows:

	Year Ended December 31,
	2015	2016	2017
	(in thousands)

Income from continuing operations	$11,405	10,671	4,520
Other comprehensive income (loss)	(168)	6	(25)
Excess tax benefits allocated to additional paid-in capital from share-based compensation	(771)	-	-
Retained earnings for previously unrecognized excess tax benefits	-	(141)	-
	$10,466	10,536	4,495

As of December 31, 2016 and 2017, the components of deferred income tax assets (liabilities) were as follows:

	December 31,
	2016	2017
	(in thousands)
Deferred tax assets:
Inventory	$7,305	6,639
Tax credit carryforwards	1,328	2,178
Operating loss carryforward-statutory tax	34,341	38,264
Operating loss carryforward-undistributed earnings tax	14,695	17,930
Other	2,425	2,646
Total gross deferred tax assets	60,094	67,657
Less: valuation allowance	(51,242)	(58,943)
Net deferred tax assets	8,852	8,714
Deferred tax liabilities:
Unrealized foreign exchange gain	(1,181)	(29)
Prepaid pension cost	(417)	(450)
Acquired intangible assets	(1,178)	(572)
Other	(46)	(7)
Total gross deferred tax liabilities	(2,822)	(1,058)
Net deferred tax assets	$6,030	7,656

As of December 31, 2017, the Company has not provided for income taxes on undistributed earnings of approximately $594,471 thousand of its foreign subsidiaries since the Company has specific plans to reinvest these earnings indefinitely. A deferred tax liability will be recognized when the Company can no longer demonstrate that it plans to indefinitely reinvest these undistributed earnings. This amount becomes taxable when the ultimate parent company, Himax Technologies, Inc., executes other investments, share buybacks or shareholder dividends to be funded by cash distribution by its foreign subsidiaries. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings because of the complexities of the hypothetical calculation.

The activity in the valuation allowance for deferred tax assets for the years ended December 31, 2015, 2016 and 2017 follows:

Period	Balance at beginning of year	Additions Charges to earnings	Deductions- Credits to earnings	Expirations and Forfeitures	Others (Note)	Balance at end of year
	(in thousands)

Year 2015	$40,966	6,640	-	(2,141)	(1,145)	44,320
Year 2016	$44,320	7,077	(275)	(998)	1,118	51,242
Year 2017	$51,242	6,153	(331)	(1,481)	3,360	58,943

Note: Others represent the effect resulting from exchange rates and changes in consolidated entities.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and operating loss and tax credit carryforwards are available to be utilized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax-planning strategies in making this assessment; however, the Company is not relying on significant tax-planning strategies. Over half of the deferred tax assets recognized net of the valuation allowance are dependent upon the projected future taxable income. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of the deferred tax assets, net of the valuation allowance at December 31, 2017. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

Each entity within the Company files separate standalone income tax return. Except for Himax Taiwan, Himax Semiconductor, Himax Korea, Himax Japan, Himax Technologies (Suzhou) Co., Ltd., Himax Technologies (Shenzhen) Co., Ltd., and Himax Imaging Corp., most of other subsidiaries of the Company have generated tax losses since their inception; therefore, a valuation allowance of $51,242 thousand and $58,943 thousand as of December 31, 2016 and 2017, respectively, was provided to reduce their deferred tax assets (consisting primarily of operating loss carryforwards and unused tax credit carryforwards) to zero because management believes it is unlikely that these tax benefits will be realized. For the year ended December 31, 2015, 2016 and 2017, Himax Media Solutions, Inc. realized a tax benefit of nil, $275 thousand and $331 thousand, respectively, related an unused loss carryforward that was previously offset by a valuation allowance.

Under ROC Income Tax Acts, the tax loss carryforward in the preceding ten years is available to be deducted from tax income for Taiwan operations. The statutory losses would be deducted for undistributed earnings tax and were not subject to expiration for Taiwan operations.

As of December 31, 2017, the Company’s unused operating loss carryforward for statutory tax were as follows:

	Deductible amount	Tax effect	Expiration year

	(in thousands)

Taiwan operations	$104,276	$17,727	2018~2022
	104,125	17,701	2023~2027
Hong Kong operations	1,798	297	Indefinitely
US operations	9,329	2,539	2024~2037
		$38,264

According to the ROC Statute for Upgrading Industries, which expired on December 31, 2009, investments in shares originally issued by ROC domestic companies that belong to newly emerging, important and strategic industries, entitles the Company after a three-year holding period to an income tax credit of twenty percent of the price paid for the acquisition of such shares. These credits may be applied over a period of five years. The amount of the tax credit that may be applied in any year, except the final year, is limited to 50% of the income tax payable for that year. There is no limitation on the utilization of the amount of investment tax credit to offset the income tax payable in the final year. All remaining tax credits under this program were utilized by December 31, 2015.

The Statute for Industrial Innovation entitles companies to tax credits for research and development expenses related to innovation activities but limits the amount of tax credits to only 15% of the total research and development expenditure for the current year, subject to a cap of 30% of the income tax payable for the current year. Moreover, any unused tax credits provided under the Statute for Industrial Innovation cannot be carried forward. Based on the amendments to the Statute for Industrial Innovation, effective from January 1, 2016 to December 31, 2019, if the Company chooses to extend the tax credits to three years, the tax credit rate will be 10% of the total research and development expenditure for the current year and subject to a cap of 30% of the income tax payable for each year. The tax credits generated were $4,242 thousand, $4,970 thousand and $4,557 thousand for the years ended December 31, 2015, 2016 and 2017, respectively. For the year ended December 31, 2015, 2016 and 2017, tax credits generated under this program have been utilized $4,242 thousand, $4,970 thousand and $3,939 thousand, respectively.

As of December 31, 2017, all of the Company’s unused tax credits were as follows:

	Tax effect	Expiration year
	(in thousands)

Taiwan operation	$618	2018~2019
US operations	1,560	2020~2034
	$2,178

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2015	2016	2017

	(in thousands)

Balance at beginning of year	$788	1,335	1,052
Increase related to prior year tax positions	292	-	384
Decrease related to prior year tax positions	-	(292)	(641)
Increase related to current year tax positions	630	-	-
Settlements	(368)	-	-
Lapse of statute of limitations	(7)	(2)	(41)
Effect of exchange rate change	-	11	-
Balance at end of year	$1,335	1,052	754

Included in the balance of total unrecognized tax benefits at December 31, 2016 and 2017, are potential benefits of $1,052 thousand and $754 thousand, respectively that if recognized, would reduce the Company’s effective tax rate. The interest and penalties related to unrecognized tax benefits recorded by the Company were nil for the years ended December 31, 2015, 2016 and 2017, respectively. As of December 31, 2016 and 2017, the accrued interest and penalties were $108 thousand and $117 thousand, respectively. Interest and penalties are not included in the tabular roll-forward of unrecognized tax benefits above.

The Company’s major taxing jurisdiction is Taiwan. All Taiwan subsidiaries’ income tax returns have been examined and assessed by the ROC tax authorities through 2015. The income tax returns of 2016 for all Taiwan subsidiaries are open to examination by the ROC tax authorities. Taiwanese entities are customarily examined by the tax authorities and it is possible that a future examination will result in a positive or negative adjustment to the Company's unrecognized tax benefits within the next 12 months; however, management is unable to estimate a range of the tax benefits or detriment as of December 31, 2017.